INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8 -     INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	Useful Life	2012	2011
Facilities lease rights	1,19	$25,739	$27,549
Technologies, patents and other rights	3.6;4;9	17,104	25,148
Trade name	9	2,723	3,301
Customer relationships	3.6; 15	1,995	2,264
Others		375	475
		$47,936	$58,737